GOODWILL AND INTANGIBLE ASSETS (Details 1) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended								12 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Customer Relationships [Member] CNY	Dec. 31, 2012 Customer Relationships [Member] CNY	Dec. 31, 2013 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2013 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2013 Supplier Relationships [Member]	Dec. 31, 2012 Supplier Relationships [Member] CNY	Dec. 31, 2013 Proprietary Technology [Member] CNY	Dec. 31, 2012 Proprietary Technology [Member] CNY	Dec. 31, 2013 Proprietary Technology [Member] Maximum [Member]	Dec. 31, 2012 Proprietary Technology [Member] Maximum [Member]	Dec. 31, 2013 Proprietary Technology [Member] Minimum [Member]	Dec. 31, 2012 Proprietary Technology [Member] Minimum [Member]	Dec. 31, 2013 Proprietary Designs [Member] CNY	Dec. 31, 2012 Proprietary Designs [Member] CNY	Dec. 31, 2013 Website and Software Assets [Member] CNY	Dec. 31, 2012 Website and Software Assets [Member] CNY	Dec. 31, 2013 Website and Software Assets [Member] Maximum [Member]	Dec. 31, 2012 Website and Software Assets [Member] Maximum [Member]	Dec. 31, 2013 Website and Software Assets [Member] Minimum [Member]	Dec. 31, 2012 Website and Software Assets [Member] Minimum [Member]	Dec. 31, 2013 Noncompete Agreements [Member] CNY	Dec. 31, 2012 Noncompete Agreements [Member] CNY	Dec. 31, 2013 Noncompete Agreements [Member] Maximum [Member]	Dec. 31, 2012 Noncompete Agreements [Member] Maximum [Member]	Dec. 31, 2013 Noncompete Agreements [Member] Minimum [Member]	Dec. 31, 2012 Noncompete Agreements [Member] Minimum [Member]	Dec. 31, 2013 Licensing Agreements [Member] CNY	Dec. 31, 2012 Licensing Agreements [Member] CNY	Dec. 31, 2013 Order Or Production Backlog [Member] CNY	Dec. 31, 2012 Order Or Production Backlog [Member] CNY
Gross carrying amount	$ 25,628	155,149	305,373	87,851	189,259						8,876	7,798	17,542					1,627	1,627	570	575					51,749	81,940					1,249	1,249	4,305	4,305
Amortization period	1 month 6 days	1 month 6 days				12 years	12 years	5 years	5 years	11 years 6 months	11 years 6 months			6 years 6 months	6 years 6 months	3 years	3 years	3 years	3 years			5 years	5 years	3 years	3 years			6 years	6 years	1 year	1 year	2 years	2 years	1 month 6 days	1 month 6 days
Accumulated amortization	15,548	94,125	176,563	49,374	103,653						2,766	7,303	14,051					1,627	1,627	570	575					29,697	48,337					1,249	1,249	4,305	4,305
Net carrying amount	$ 10,080	61,024	128,810	38,477	85,606						6,110	495	3,491					0	0	0	0					22,052	33,603					0	0	0	0